UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to _______

_____________________________
(Exact name of securitizer as specified in its charter)

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)

X	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:	0001898608

NYMT Loan Trust 2022-CP1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Nicholas Mah, Managing Director, (212) 792-0107
Name and telephone number, including area code, of the person to contact in connection with this filing.

PART II - FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: December 16, 2021

NYMT Securitization I, LLC
(Depositor)

By: /s/ Nicholas Mah
Name: Nicholas Mah
Title: Managing Director

EXHIBIT INDEX

Exhibit Number

Ex. 99.1.	AMC Due Diligence Narrative Report

Ex. 99.2.	AMC Compliance Report I

Ex. 99.3.	AMC Compliance Report II

Ex. 99.4.	AMC Data Integrity Report

Ex. 99.5.	AMC Payment History Report

Ex. 99.6.	AMC Title Review Report

Ex. 99.7.	AMC Modification Review Report

Ex. 99.8.	AMC JCII Compliance Summary

Ex. 99.9.	AMC JCII Exception Report

Ex. 99.10.	AMC JCII Itemized Report

Ex. 99.11.	AMC Tigre Summary

Ex. 99.12.	AMC MAS Legacy Title Review

Ex. 99.13.	RRR Due Diligence Narrative Report

Ex. 99.14.	RRR Title Report

Ex. 99.15.	Recovco Due Diligence Narrative Report

Ex. 99.16.	Recovco Credit & Compliance Report (Loan Level Exceptions)

Ex. 99.17.	Recovco Credit & Compliance Report (Exception Detail)

Ex. 99.18.	Recovco Data Integrity Report

Ex. 99.19.	Recovco Pay History Report

Ex. 99.20.	Recovco Title Report